Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingent Liabilities [Abstract]
Schedule of royalty rate
On net sales of:	%
● leukemia related products	3.0
● other products	2.5
● in certain limited circumstances, rates may be reduced to	2.0

On fixed sublicense income (with no sublicense income on sales by sub licensee):	%
● leukemia related products	20.0
● other products	15.0

On fixed sublicense income (with sublicense income on sales by sub licensee):	%
● leukemia related products	10.0
● other products	7.5